Restructuring Charges	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring Charges
Restructuring Charges

a)
Compania Espanole de Petroles, S.A., the charterer and owner of the Partnership’s former conventional vessels under capital lease, sold the Tenerife Spirit, Algeciras Spirit, and Huelva Spirit between December 2013 and August 2014. On redeliveries of the vessels, the charter contract with the Partnership was terminated. As a result of these sales, the Partnership recorded restructuring charges of nil, nil and $2.0 million for the years ended December 31, 2016, 2015 and 2014, respectively. The balances outstanding of $0.7 million as at December 31, 2016 and 2015, respectively, are included in accrued liabilities in the Partnership’s consolidated balance sheets.

b)
During 2015, pursuant to a request by the charterer of the Alexander Spirit, the Partnership changed the crew on the vessel which resulted in a restructuring charge of $4.0 million relating to seafarer severance payments. The full amount of the restructuring charge was recovered from the charterer and the recovery was included in voyage revenues in the Partnership’s consolidated statements of income. The balances outstanding of nil and $1.1 million as at December 31, 2016 and 2015, respectively, are included in accrued liabilities in the Partnership's consolidated balance sheets.